Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 2.8%
Northrop Grumman Corp.	85,230	$ 24,427,770
Textron, Inc.	617,884	27,965,430

		52,393,200

Airlines - 0.8%
Southwest Airlines Co.	332,960	14,630,262

Automobiles - 2.2%
General Motors Co.	806,025	40,849,347

Banks - 8.2%
Bank of America Corp.	2,349,690	69,668,309
JPMorgan Chase & Co.	631,838	81,298,595

		150,966,904

Beverages - 1.9%
PepsiCo, Inc.	252,076	34,426,019

Biotechnology - 2.0%
AbbVie, Inc.	353,408	36,217,252

Building Products - 2.2%
Trane Technologies PLC	279,270	40,033,355

Capital Markets - 9.5%
BlackRock, Inc.	68,114	47,765,624
Charles Schwab Corp.	961,491	49,555,246
Intercontinental Exchange, Inc.	352,885	38,940,860
State Street Corp.	565,990	39,619,300

		175,881,030

Chemicals - 2.7%
Air Products & Chemicals, Inc.	189,290	50,495,000

Construction & Engineering - 2.0%
Quanta Services, Inc.	535,938	37,767,551

Construction Materials - 2.0%
Martin Marietta Materials, Inc.	127,807	36,733,010

Electric Utilities - 3.9%
Duke Energy Corp.	321,476	30,218,744
Xcel Energy, Inc.	642,345	41,103,657

		71,322,401

Entertainment - 3.6%
Walt Disney Co. (A)	389,844	65,560,065

Equity Real Estate Investment Trusts - 4.0%
American Tower Corp.	166,372	37,826,338
Prologis, Inc.	349,432	36,061,382

		73,887,720

Food Products - 1.8%
Mondelez International, Inc., Class A	609,972	33,816,848

Health Care Equipment & Supplies - 2.9%
Medtronic PLC	484,596	53,950,073

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	306,501	$ 31,937,404
UnitedHealth Group, Inc.	125,590	41,894,312

		73,831,716

Household Durables - 1.8%
PulteGroup, Inc.	749,419	32,599,727

Insurance - 1.9%
Hartford Financial Services Group, Inc.	720,142	34,581,219

Interactive Media & Services - 3.5%
Alphabet, Inc., Class A (A)	35,579	65,015,641

IT Services - 1.8%
Global Payments, Inc.	188,552	33,283,199

Life Sciences Tools & Services - 2.4%
Thermo Fisher Scientific, Inc.	88,583	45,150,755

Machinery - 5.0%
Caterpillar, Inc.	238,144	43,542,249
Parker-Hannifin Corp.	183,902	48,662,308

		92,204,557

Media - 3.8%
Comcast Corp., Class A	702,777	34,836,656
Discovery, Inc., Class A (A) (B)	842,830	34,910,018

		69,746,674

Multiline Retail - 2.4%
Target Corp.	245,262	44,434,117

Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	479,767	40,876,149
ConocoPhillips	431,846	17,286,795

		58,162,944

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	612,193	37,607,016
Eli Lilly & Co.	183,946	38,255,250

		75,862,266

Road & Rail - 2.5%
Kansas City Southern	225,721	45,746,875

Semiconductors & Semiconductor Equipment - 2.7%
Micron Technology, Inc. (A)	632,086	49,473,371

Software - 1.8%
Microsoft Corp.	145,915	33,846,443

Specialty Retail - 2.0%
Lowe’s Cos., Inc.	224,448	37,449,149

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	297,532	39,262,323

Total Common Stocks (Cost $1,696,758,454)		1,799,581,013

Transamerica Funds	Page 1

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (C)	26,099,811	$ 26,099,811

Total Other Investment Company (Cost $26,099,811)		26,099,811

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.00% (C), dated 01/29/2021, to be repurchased at $37,192,189 on 02/01/2021. Collateralized by a U.S. Government Obligation, 1.50%, due 02/28/2023, and with a value of $37,936,036.	$ 37,192,189	37,192,189

Total Repurchase Agreement (Cost $37,192,189)		37,192,189

Total Investments (Cost $1,760,050,454)		1,862,873,013

Net Other Assets (Liabilities) - (0.8)%		(15,646,380)

Net Assets - 100.0%		$ 1,847,226,633

Transamerica Funds	Page 2

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,799,581,013	$—	$—	$1,799,581,013
Other Investment Company	26,099,811	—	—	26,099,811
Repurchase Agreement	—	37,192,189	—	37,192,189

Total Investments	$1,825,680,824	$37,192,189	$—	$1,862,873,013

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $25,587,081, collateralized by cash collateral of $26,099,811. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4